BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE VARIABLE LIFE ACCOUNT A

Supplement Dated August 24, 2021 to the

Prospectus Dated April 30, 2021

Equity Advantage VUL

This supplement describes a change to certain information contained in the prospectus for the above-referenced flexible premium variable life insurance policy (the “Policy”) issued by Brighthouse Life Insurance Company (“BLIC”, “we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075, call us at (800) 882-1292 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

COMMUNICATIONS AND PAYMENTS

Effective September 7, 2021 contact information for the Designated Office that administers the Equity Advantage VUL Policies will change. Please use the new contact information listed below. We will continue to accept Policy transactions as received by us at the old address until close of the New York Stock Exchange on January 5, 2022. After this date, Policy transaction requests (including payments and loan repayments) sent to an address other than the ones provided below, may be returned or there may be a delay in processing requests or applying payments.

The Designated Office for various Policy transactions is as follows:

Premium Payments	BLIC P.O. Box 956067 St. Louis, MO 63195-6067
Beneficiary and Ownership Changes	BLIC P.O. Box 305075 Nashville, TN 37230-5075 Phone: (800) 882-1292 Or Fax to: Policyholder Services (877) 246-8424
Surrenders, Loans, Withdrawals, and Investment Division Transfers	BLIC P.O. Box 305075 Nashville, TN 37230-5075 Phone: (800) 882-1292 Or Fax to: Policyholder Services (877) 246-8424

Cancellations (Right to Examine Policy Period)	BLIC P.O. Box 305075 Nashville, TN 37230-5075 Phone: (800) 882-1292 Or Fax to: Policyholder Services (877) 246-8424
Death Claims	BLIC P.O. Box 305074 Nashville, TN 37230-5074 Phone: (800) 882-1292 Or Fax to: Claims (877) 245-8163
All Other Policy Transactions and Inquiries	BLIC P.O. Box 305075 Nashville, TN 37230-5075 Phone: (800) 882-1292 Monday through Friday, 8:30 AM to 6:30 PM Eastern Time Or Fax to: Policyholder Services (877) 246-8424

This change does not affect any of your contractual provisions. All rights and benefits you have with your Policy remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE